Derivative Liability - Schedule of Derivative Assumptions (Details) (10-K)	12 Months Ended
Jun. 30, 2019 $ / shares
Stock price	$ 0.85
Expected Volatility [Member]
Fair value of measurement percentage	1872.20%
Expected Term [Member]
Fair value of measurement of term	11 years 6 months
Risk-free Interest Rate [Member]
Fair value of measurement percentage	1.92%